Cover	Aug. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2025
Entity File Number	001-39907
Entity Registrant Name	SONDER HOLDINGS INC.
Entity Central Index Key	0001819395
Entity Tax Identification Number	85-2097088
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	447 Sutter St.
Entity Address, Address Line Two	Suite 405 #542
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(617)
Local Phone Number	300-0956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOND
Security Exchange Name	NASDAQ
Warrants, each 20 warrants exercisable for one share of Common Stock at an exercise price of $230.00 per share
Title of 12(b) Security	Warrants, each 20 warrants exercisable for one share of Common Stock at an exercise price of $230.00 per share
Trading Symbol	SONDW
Security Exchange Name	NASDAQ